Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Accumulated Deficit	Total
Balance at Jan. 07, 2021
Balance as of (in Shares) at Jan. 07, 2021
Issuance of Founder shares		$ 25,001		25,001
Issuance of Founder shares (in Shares)		1,437,500
Sale of 270,000 Private Placement Units on April 12, 2021	$ 2,700,000			$ 2,700,000
Sale of 270,000 Private Placement Units on April 12, 2021 (in Shares)	270,000			270,000
Sale of 22,500 Private Placement Units on April 15, 2021 through over-allotment	$ 225,000			$ 225,000
Sale of 22,500 Private Placement Units on April 15, 2021 through over-allotment (in Shares)	22,500			22,500
Issuance of representative shares			401,711	$ 401,711
Issuance of representative shares (in Shares)	50,000
Issuance of representative shares through over-allotment			60,257	60,257
Issuance of representative shares through over-allotment (in Shares)	7,500
Accretion of carrying value to redemption value			(4,257,708)	(4,257,708)
Additional amount in deposited into trust			(575,000)	(575,000)
Net loss			(872,118)	(872,118)
Accretion of interest income			(3,580)	(3,580)
Balance at Dec. 31, 2021	$ 2,925,000	$ 25,001	(5,246,438)	(2,296,437)
Balance (in Shares) at Dec. 31, 2021	350,000	1,437,500
Accretion of carrying value to redemption value				(4,257,708)
Remeasurement of Class A ordinary shares subject to possible redemption			(522,672)	(522,672)
Additional amount in deposited into trust			(1,374,101)	(1,374,101)
Net loss			(2,253,774)	(2,253,774)
Balance at Dec. 31, 2022	$ 2,925,000	$ 25,001	$ (9,396,985)	$ (6,446,984)
Balance (in Shares) at Dec. 31, 2022	350,000	1,437,500